SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 28
form 13F Information Table Value Total: $107,551
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      334     4000 SH       Sole                     4000
Alamo Group Inc.               COM              011311107     7627   381536 SH       Sole                   381536
AmerisourceBergen Corp.        COM              03073e105     4941   170855 SH       Sole                   170855
Berkshire Hathaway Class B     COM              084670702      813    10000 SH       Sole                    10000
Berkshire Hathaway Inc Cl A    COM              084670108      244        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      181   101078 SH       Sole                   101078
Capital Southwest Corp.        COM              140501107     9079    99897 SH       Sole                    99897
Cisco Systems Inc.             COM              17275r102      294    11290 SH       Sole                    11290
Conocophillips                 COM              20825C104      495     9681 SH       Sole                     9681
Diageo PLC Sponsored ADR       COM              25243Q205     1016    15060 SH       Sole                    15060
DIRECTV - Class A              COM              25490a101     4241   125450 SH       Sole                   125450
Genzyme Corp.                  COM              372917104     4362    84160 SH       Sole                    84160
Int'l Business Machines        COM              459200101      204     1590 SH       Sole                     1590
Johnson & Johnson              COM              478160104      337     5162 SH       Sole                     5162
McDonalds Corp.                COM              580135101     4923    73786 SH       Sole                    73786
Microsoft Corp.                COM              594918104     8017   273720 SH       Sole                   273720
Motorola Inc.                  COM              620076109     6480   923114 SH       Sole                   923114
Petsmart Inc.                  COM              716768106     9018   282160 SH       Sole                   282160
Pfizer Inc.                    COM              717081103      240    14016 SH       Sole                    14016
Procter & Gamble               COM              742718109      278     4395 SH       Sole                     4395
Sara Lee Corp.                 COM              803111103     5767   414015 SH       Sole                   414015
Speedway Motorsports           COM              847788106     7894   505700 SH       Sole                   505700
Symantec Corp.                 COM              871503108     7622   450270 SH       Sole                   450270
Tri-Continental Corp.          COM              895436103     4702   383249 SH       Sole                   383249
Viad Corp.                     COM              92552R406     5459   265639 SH       Sole                   265639
Vodafone Group plc             COM              92857w209     6397   274430 SH       Sole                   274430
Wal-Mart Stores Inc.           COM              931142103     6260   112596 SH       Sole                   112596
XTO Energy Inc.                COM              98385X106      326     6920 SH       Sole                     6920